EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.5%
	AUTO LOAN — 2.5%
1,925,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$1,945,836
835,000	Tesla Auto Lease Trust 2021-A(a)		0.5600	03/20/25	834,904
					2,780,740
	TOTAL ASSET BACKED SECURITIES (Cost $2,783,490)				2,780,740

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6%
	AUTOMOTIVE — 1.1%
1,145,000	BorgWarner, Inc.		2.6500	07/01/27	1,189,254

	BANKING — 8.9%
2,125,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	2,228,913
1,625,000	First Horizon Corporation		4.0000	05/26/25	1,784,400
2,225,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	2,230,032
1,750,000	National Bank of Canada		0.5500	11/15/24	1,746,143
1,750,000	Regions Financial Corporation		2.2500	05/18/25	1,816,963
					9,806,451
	BIOTECHNOLOGY & PHARMACEUTICALS — 1.2%
375,000	Zoetis, Inc.		3.2500	02/01/23	390,999
800,000	Zoetis, Inc.		4.7000	02/01/43	964,273
					1,355,272
	COMMERCIAL SUPPORT SERVICES — 0.9%
1,100,000	Waste Management, Inc.		2.5000	11/15/50	948,651

	ELECTRIC & GAS MARKETING & TRADING — 1.1%
1,200,000	Southern Power Company		0.9000	01/15/26	1,167,317

	ELECTRIC UTILITIES — 11.6%
915,000	AES Corporation (The)(a)		1.3750	01/15/26	892,221
1,250,000	Avangrid, Inc.		3.1500	12/01/24	1,344,620
1,000,000	CMS Energy Corporation		3.8750	03/01/24	1,076,730
690,000	DTE Electric Company		3.9500	03/01/49	770,923
1,320,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,347,143

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6% (Continued)
	ELECTRIC UTILITIES — 11.6% (Continued)
400,000	Florida Power & Light Company		3.9500	03/01/48	$455,675
245,000	Georgia Power Company		3.2500	04/01/26	265,090
640,000	Interstate Power and Light Company		3.5000	09/30/49	633,752
865,000	MidAmerican Energy Company		4.2500	07/15/49	1,004,114
1,625,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,464,579
410,000	NextEra Energy Capital Holdings, Inc.(b)	SOFRRATE + 0.540%	0.5500	03/01/23	411,144
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,081,933
1,000,000	Northern States Power Company		2.9000	03/01/50	955,713
825,000	TerraForm Power Operating, LLC(a)		5.0000	01/31/28	891,763
250,000	WEC Energy Group, Inc.		0.5500	09/15/23	249,625
					12,845,025
	ELECTRICAL EQUIPMENT — 3.4%
1,000,000	Acuity Brands Lighting, Inc.		2.1500	12/15/30	947,373
1,450,000	Lennox International, Inc.		1.3500	08/01/25	1,443,175
1,350,000	Roper Technologies, Inc.		3.8000	12/15/26	1,499,660
					3,890,208
	ENGINEERING & CONSTRUCTION — 2.4%
350,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	366,996
875,000	MasTec, Inc.(a)		4.5000	08/15/28	908,906
1,325,000	Quanta Services, Inc. Class B		2.9000	10/01/30	1,344,709
					2,620,611
	FOOD — 1.1%
250,000	Conagra Brands, Inc.		4.8500	11/01/28	291,158
725,000	Conagra Brands, Inc.		5.4000	11/01/48	926,464
					1,217,622
	HEALTH CARE FACILITIES & SERVICES — 0.8%
850,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	875,466

	HOME CONSTRUCTION — 1.0%
1,100,000	Masco Corporation		1.5000	02/15/28	1,057,042

	INSTITUTIONAL FINANCIAL SERVICES — 3.9%
1,200,000	Lazard Group, LLC		4.3750	03/11/29	1,337,172

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.9% (Continued)
2,100,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	$2,089,932
1,000,000	Nasdaq, Inc.		3.2500	04/28/50	939,630
					4,366,734
	INSURANCE — 3.3%
1,400,000	Aflac, Inc.		1.1250	03/15/26	1,389,034
925,000	Athene Holding Ltd.		3.5000	01/15/31	951,065
820,000	Brown & Brown, Inc.		4.2000	09/15/24	902,010
325,000	Reinsurance Group of America, Inc.		3.9500	09/15/26	362,059
					3,604,168
	MACHINERY — 1.4%
1,500,000	Xylem, Inc./NY		1.9500	01/30/28	1,498,286

	REAL ESTATE INVESTMENT TRUSTS — 8.0%
1,450,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,601,054
1,150,000	American Tower Corporation		3.3750	05/15/24	1,232,880
250,000	Crown Castle International Corporation		3.6500	09/01/27	272,665
1,650,000	Equinix, Inc.		1.5500	03/15/28	1,579,512
750,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		5.2500	07/15/24	775,860
1,515,000	Prologis, L.P.		1.2500	10/15/30	1,374,817
500,000	Sabra Health Care, L.P.		5.1250	08/15/26	556,312
1,350,000	Welltower, Inc.		2.7000	02/15/27	1,408,339
					8,801,439
	RETAIL - DISCRETIONARY — 2.6%
1,000,000	AutoZone, Inc.		3.7500	04/18/29	1,084,580
1,100,000	O’Reilly Automotive, Inc.		4.2000	04/01/30	1,235,369
625,000	Penske Automotive Group, Inc.		3.5000	09/01/25	640,500
					2,960,449
	SEMICONDUCTORS — 0.7%
500,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	541,875
250,000	NVIDIA Corporation		3.5000	04/01/50	263,929
					805,804
	TECHNOLOGY SERVICES — 3.0%
450,000	Verisk Analytics, Inc.		4.1250	03/15/29	500,100

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6% (Continued)
	TECHNOLOGY SERVICES — 3.0% (Continued)
550,000	Verisk Analytics, Inc.		5.5000	06/15/45	$693,800
2,125,000	Visa, Inc.		0.7500	08/15/27	2,041,407
					3,235,307
	WHOLESALE - CONSUMER STAPLES — 1.2%
1,350,000	Sysco Corporation		2.4000	02/15/30	1,342,174

	TOTAL CORPORATE BONDS (Cost $66,181,115)				63,587,280

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.2%
	MULTI-FAMILY HOUSING — 0.8%
250,000	Maine State Housing Authority		0.4000	11/15/24	248,735
500,000	New York City Housing Development Corporation		0.6500	11/01/25	493,911
100,000	New York State Housing Finance Agency		0.7000	11/01/25	99,228
					841,874
	SINGLE-FAMILY HOUSING — 0.4%
500,000	Minnesota Housing Finance Agency		1.5800	02/01/51	491,245

	TOTAL MUNICIPAL BONDS (Cost $1,350,000)				1,333,119

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.6%
	SUPRANATIONAL — 1.6%
1,700,000	European Investment Bank		2.5000	10/15/24	1,816,685

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,826,348)				1,816,685

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.2%
	AGENCY FIXED RATE — 24.1%
990,082	Fannie Mae Pool MA4284		1.5000	03/01/31	1,010,736
440,432	Fannie Mae Pool FM5377		4.0000	03/01/34	469,043

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.2% (Continued)
	AGENCY FIXED RATE — 24.1% (Continued)
1,455,298	Fannie Mae Pool MA4122	1.5000	09/01/35	$1,463,235
1,276,459	Fannie Mae Pool MA4123	2.0000	09/01/35	1,311,131
1,875,795	Fannie Mae Pool MA4260	1.5000	02/01/36	1,885,477
1,312,004	Fannie Mae Pool MA4129	2.5000	09/01/40	1,357,103
1,827,922	Fannie Mae Pool BO9355	3.0000	03/01/50	1,911,613
1,335,228	Fannie Mae Pool BP5878	2.5000	06/01/50	1,371,169
1,218,537	Fannie Mae Pool MA4120	2.5000	09/01/50	1,251,092
1,926,932	Fannie Mae Pool FM4720	3.0000	10/01/50	2,033,249
1,466,801	Freddie Mac Pool RD5050	2.0000	02/01/31	1,517,792
2,075,406	Freddie Mac Pool QN5018	2.0000	01/01/36	2,138,950
1,391,435	Freddie Mac Pool SD8090	2.0000	09/01/50	1,388,745
1,311,950	Freddie Mac Pool SD8091	2.5000	09/01/50	1,347,263
1,968,185	Freddie Mac Pool SD8122	2.5000	01/01/51	2,020,767
2,135,361	Freddie Mac Pool SD8128	2.0000	02/01/51	2,131,207
1,983,956	Freddie Mac Pool SD8129	2.5000	02/01/51	2,037,593
				26,646,165
	GOVERNMENT OWNED, NO GUARANTEE — 5.2%
500,000	Federal Home Loan Mortgage Corporation	0.4000	02/26/24	499,114
1,065,000	Federal Home Loan Mortgage Corporation	1.5000	02/12/25	1,100,966
1,250,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,235,690
1,345,000	Federal National Mortgage Association	1.8750	09/24/26	1,404,377
1,150,000	Federal National Mortgage Association B	0.7500	10/08/27	1,107,380
375,000	Federal National Mortgage Association	0.8750	08/05/30	346,765
				5,694,292
	GOVERNMENT SPONSORED — 4.9%
1,400,000	Federal Farm Credit Banks Funding Corporation	0.2300	01/19/24	1,393,602
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	09/03/24	994,623
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4000	10/15/24	995,737
600,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	596,404
1,500,000	Federal Farm Credit Banks Funding Corporation	0.3900	07/14/25	1,468,267
				5,448,633
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $38,479,043)			37,789,090

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
1,145,986	First American Government Obligations Fund, Class U, 0.04% (Cost $1,145,986)(c)	$1,145,986

	TOTAL INVESTMENTS - 98.1% (Cost $111,765,982)	$108,452,900
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	2,104,539
	NET ASSETS - 100.0%	$110,557,439

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 6,087,991 or 5.5% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1%
	APPAREL & TEXTILE PRODUCTS - 1.7%
50,000	VF Corporation	$3,996,000

	AUTOMOTIVE - 2.8%
72,900	Magna International, Inc.	6,418,116

	BANKING - 11.2%
456,400	First Horizon Corporation	7,717,724
51,000	First Republic Bank	8,504,250
19,200	Signature Bank	4,341,120
123,200	Synovus Financial Corporation	5,636,400
		26,199,494
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.5%
22,500	Zoetis, Inc.	3,543,300

	CHEMICALS - 0.9%
2,800	Sherwin-Williams Company (The)	2,066,428

	COMMERCIAL SUPPORT SERVICES - 2.8%
19,200	Cintas Corporation	6,553,152

	DIVERSIFIED INDUSTRIALS - 2.4%
91,200	Pentair plc	5,683,584

	ELECTRIC UTILITIES - 7.7%
113,659	Brookfield Renewable Corporation	5,319,241
154,200	Clearway Energy, Inc.	4,339,188
115,900	NextEra Energy Partners, L.P.	8,446,792
		18,105,221
	ELECTRICAL EQUIPMENT - 6.0%
5,200	Generac Holdings, Inc.(a)	1,702,740
10,600	Roper Technologies, Inc.	4,275,404
47,200	Trane Technologies plc	7,814,431
		13,792,575

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	GAS & WATER UTILITIES - 2.0%
30,800	American Water Works Company, Inc.	$4,617,536

	HOME CONSTRUCTION - 3.6%
93,693	DR Horton, Inc.	8,349,920

	INDUSTRIAL REIT - 3.0%
66,044	Prologis, Inc.	7,000,664

	INFRASTRUCTURE REIT - 5.0%
41,700	Crown Castle International Corporation	7,177,821
16,600	SBA Communications Corporation	4,607,330
		11,785,151
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
26,800	Nasdaq, Inc.	3,951,928

	MACHINERY - 2.5%
27,600	IDEX Corporation	5,777,232

	MEDICAL EQUIPMENT & DEVICES - 8.5%
73,300	Agilent Technologies, Inc.	9,319,362
38,200	STERIS plc	7,276,336
20,220	Zimmer Biomet Holdings, Inc.	3,236,818
		19,832,516
	OFFICE REIT - 1.9%
26,800	Alexandria Real Estate Equities, Inc.	4,403,240

	RESIDENTIAL REIT - 1.9%
70,700	Equity LifeStyle Properties, Inc.	4,499,348

	RETAIL - DISCRETIONARY - 1.0%
12,200	Lowe’s Companies, Inc.	2,320,196

	SEMICONDUCTORS - 7.0%
47,200	Entegris, Inc.	5,276,960

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	SEMICONDUCTORS - 7.0% (Continued)
17,000	KLA Corporation	$5,616,800
11,900	NXP Semiconductors N.V.	2,395,946
15,000	Skyworks Solutions, Inc.	2,752,200
		16,041,906
	SOFTWARE - 3.1%
52,100	Dynatrace, Inc.(a)	2,513,304
19,200	Synopsys, Inc.(a)	4,757,376
		7,270,680
	SPECIALTY REIT - 1.0%
40,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,255,220

	TECHNOLOGY HARDWARE - 1.9%
34,200	Garmin Ltd.	4,509,270

	TECHNOLOGY SERVICES - 3.9%
19,600	Jack Henry & Associates, Inc.	2,973,712
6,500	MSCI, Inc.	2,725,320
19,800	Verisk Analytics, Inc.	3,498,462
		9,197,494
	TRANSPORTATION & LOGISTICS - 3.5%
33,500	Old Dominion Freight Line, Inc.	8,053,735

	WHOLESALE - CONSUMER STAPLES - 1.3%
39,900	Sysco Corporation	3,141,726

	WHOLESALE - DISCRETIONARY - 1.3%
9,000	Pool Corporation	3,107,160

	TOTAL COMMON STOCKS (Cost $178,203,859)	212,472,792

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	PREFERRED STOCKS — 2.7%
	AUTOMOTIVE - 2.7%
39,100	Aptiv plc			$6,187,575

	TOTAL PREFERRED STOCKS (Cost $5,078,029)			6,187,575

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 1.4%
	MEDICAL EQUIPMENT & DEVICES — 0.5%
638,000	Exact Sciences Corporation	1.0000	01/15/25	1,197,446

	SOFTWARE — 0.9%
1,615,000	Palo Alto Networks, Inc.	0.7500	07/01/23	2,139,068

	TOTAL CONVERTIBLE BONDS (Cost $2,811,516)			3,336,514

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.5%
	ASSET MANAGEMENT — 0.5%
1,100,000	Calvert Impact Capital, Inc.(b)	0.5000	11/15/21	1,100,000

	TOTAL CORPORATE BONDS (Cost $1,100,000)			1,100,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
102,528	Fidelity Government Portfolio, Institutional Class, 0.01%(c)			102,528
826,973	First American Government Obligations Fund, Class U, 0.04%(c)			826,974
	TOTAL MONEY MARKET FUNDS (Cost $929,502)			929,502

	TOTAL SHORT-TERM INVESTMENTS (Cost $929,502)			929,502

	TOTAL INVESTMENTS - 96.1% (Cost $188,122,906)			$224,026,383
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%			9,090,218
	NET ASSETS - 100.0%			$233,116,601

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $1,100,000, representing 0.50% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.0%
	ADVERTISING & MARKETING - 10.1%
5,325	Trade Desk, Inc. (The), Class A(a)	$3,470,090
109,351	ZoomInfo Technologies, Inc.(a)	5,347,264
		8,817,354
	E-COMMERCE DISCRETIONARY - 2.3%
6,432	Wayfair, Inc., Class A(a)	2,024,472

	FOOD - 1.5%
58,232	Vital Farms, Inc.(a)	1,271,787

	INTERNET MEDIA & SERVICES - 9.5%
23,562	Fiverr International Ltd.(a)	5,117,195
87,863	MediaAlpha, Inc.(a)	3,112,986
		8,230,181
	RENEWABLE ENERGY - 5.9%
145,960	Shoals Technologies Group, Inc.(a)	5,076,489

	SEMICONDUCTORS - 23.3%
30,285	Advanced Micro Devices, Inc.(a)	2,377,373
40,899	Entegris, Inc.	4,572,507
6,198	KLA Corporation	2,047,819
3,446	Lam Research Corporation	2,051,197
58,447	Lattice Semiconductor Corporation(a)	2,631,284
5,659	Monolithic Power Systems, Inc.	1,998,815
12,437	Silicon Laboratories, Inc.(a)	1,754,488
15,147	Skyworks Solutions, Inc.	2,779,172
		20,212,655
	SOFTWARE - 37.7%
15,285	Crowdstrike Holdings, Inc., Class A(a)	2,789,665
16,903	Datadog, Inc.(a)	1,408,696
4,819	DocuSign, Inc.(a)	975,607
80,767	Dynatrace, Inc.(a)	3,896,200
27,742	Five9, Inc.(a)	4,336,907
3,454	HubSpot, Inc.(a)	1,568,841
2,980	MongoDB, Inc.(a)	796,941

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	COMMON STOCKS — 96.0% (Continued)
	SOFTWARE - 37.7% (Continued)
13,478	ON24, Inc.(a)			$653,818
36,237	Outset Medical, Inc.(a)			1,970,930
7,400	Palo Alto Networks, Inc.(a)			2,383,244
2,500	Paycom Software, Inc.(a)			925,150
13,108	RingCentral, Inc., Class A(a)			3,904,611
49,977	Sprout Social, Inc.(a)			2,886,672
8,757	Synopsys, Inc.(a)			2,169,809
6,090	Twilio, Inc., Class A(a)			2,075,228
				32,742,319
	TECHNOLOGY HARDWARE - 1.3%
21,175	Ciena Corporation(a)			1,158,696

	TECHNOLOGY SERVICES - 4.4%
46,160	Shift4 Payments, Inc.(a)			3,785,582

	TOTAL COMMON STOCKS (Cost $74,202,597)			83,319,535

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.4%
	ASSET MANAGEMENT — 0.4%
318,000	Calvert Impact Capital, Inc.(b)	0.5000	11/15/21	318,000

	TOTAL CORPORATE BONDS (Cost $318,000)			318,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
50,002	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $50,002)(c)			50,002

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value

	EQUITY OPTIONS PURCHASED - 0.1% (Continued)
	CALL OPTIONS PURCHASED - 0.1% (Continued)
15	Trade Desk, Inc. (The)(a),(e)	IB	05/21/2021	$750	$977,490	$47,130
	TOTAL CALL OPTIONS PURCHASED (Cost - $34,499)

	PUT OPTIONS PURCHASED - 0.0%(f)
20	Lemonade, Inc.(a),(e)	IB	01/21/2022	$80	$186,260	$34,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $29,998)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $64,497)					81,930

	TOTAL INVESTMENTS - 96.6% (Cost $74,635,096)					$83,769,467
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%					2,944,001
	NET ASSETS - 100.0%					$86,713,468

LTD	- Limited Company

IB	- Interactive Brokers

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $318,000, representing 0.40% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Cash collateral held at broker.

(f)	Percentage rounds to less than 0.1%.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8%
	ADVERTISING & MARKETING - 5.8%
269,000	Trade Desk, Inc. (The), Class A(a)	$175,296,540
1,838,000	ZoomInfo Technologies, Inc.(a)	89,878,200
		265,174,740
	ASSET MANAGEMENT - 0.0%(b)
590,602	Entasis Therapeutics Holdings, Inc.(a)	1,263,888

	AUTOMOTIVE - 3.0%
537,000	Aptiv plc	74,052,300
718,000	Magna International, Inc.	63,212,720
		137,265,020
	BIOTECHNOLOGY & PHARMACEUTICALS - 7.9%
1,123,000	Ascendis Pharma A/S - ADR(a)	144,732,240
765,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	52,287,750
1,344,376	Collegium Pharmaceutical, Inc.(a)	31,861,711
618,646	Essa Pharma, Inc.(a)	17,971,672
600,000	Phathom Pharmaceuticals, Inc.(a)	22,536,000
1,550,892	Pliant Therapeutics, Inc.(a)	60,996,583
416,512	Sarepta Therapeutics, Inc.(a)	31,042,639
		361,428,595
	COMMERCIAL SUPPORT SERVICES - 4.1%
225,000	Cintas Corporation	76,794,750
727,500	Rollins, Inc.	25,040,550
804,000	Waste Connections, Inc.	86,815,920
		188,651,220
	E-COMMERCE DISCRETIONARY - 1.6%
240,000	Wayfair, Inc., Class A(a)	75,540,000

	ELECTRIC UTILITIES - 4.3%
775,019	Brookfield Renewable Corporation	36,270,889
1,236,000	Brookfield Renewable Partners, L.P.	52,653,600
1,000,000	Clearway Energy, Inc.	28,140,000
1,135,000	NextEra Energy Partners, L.P.	82,718,800
		199,783,289

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	ELECTRICAL EQUIPMENT - 8.3%
359,000	Cognex Corporation	$29,793,410
224,000	Generac Holdings, Inc.(a)	73,348,800
95,000	Lennox International, Inc.	29,601,050
280,000	Novanta, Inc.(a)	36,929,200
293,000	Roper Technologies, Inc.	118,178,620
538,000	Trane Technologies plc	89,071,280
		376,922,360
	FOOD - 2.2%
152,593	Beyond Meat, Inc.(a)	19,855,401
203,000	Lamb Weston Holdings, Inc.	15,728,440
2,950,000	Vital Farms, Inc.(a),(c)	64,428,000
		100,011,841
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
882,000	Trex Company, Inc.(a)	80,738,280

	HOME CONSTRUCTION - 1.8%
902,000	DR Horton, Inc.	80,386,240

	INFRASTRUCTURE REIT - 0.9%
235,000	Crown Castle International Corporation	40,450,550

	INTERNET MEDIA & SERVICES - 3.1%
508,000	Fiverr International Ltd.(a)	110,327,440
946,696	MediaAlpha, Inc.(a)	33,541,439
		143,868,879
	LEISURE PRODUCTS - 1.1%
690,000	YETI Holdings, Inc.(a)	49,824,900

	MEDICAL EQUIPMENT & DEVICES - 8.6%
1,037,000	Exact Sciences Corporation(a)	136,655,860
240,000	IDEXX Laboratories, Inc.(a)	117,434,400
25,000	Intuitive Surgical, Inc.(a)	18,473,500
103,000	Mettler-Toledo International, Inc.(a)	119,036,070
		391,599,830

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	RENEWABLE ENERGY - 0.2%
246,596	Shoals Technologies Group, Inc.(a)	$8,576,609

	RETAIL - DISCRETIONARY - 2.0%
489,000	Lowe’s Companies, Inc.	92,998,020

	SEMICONDUCTORS - 8.1%
172,000	ASML Holding N.V. - ADR	106,185,920
492,000	Entegris, Inc.	55,005,600
201,000	Lam Research Corporation	119,643,240
68,500	Monolithic Power Systems, Inc.	24,194,885
117,400	Skyworks Solutions, Inc.	21,540,552
410,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	48,494,800
		375,064,997
	SOFTWARE - 21.2%
876,000	Crowdstrike Holdings, Inc., Class A(a)	159,878,760
454,000	Datadog, Inc.(a)	37,836,360
2,544,941	Dynatrace, Inc.(a)	122,767,954
1,151,000	Five9, Inc.(a)	179,935,830
233,533	HubSpot, Inc.(a)	106,073,024
86,000	MongoDB, Inc.(a)	22,998,980
108,000	Okta, Inc.(a)	23,806,440
141,837	Palo Alto Networks, Inc.(a)	45,680,024
208,000	RingCentral, Inc., Class A(a)	61,959,040
437,000	Smartsheet, Inc., Class A(a)	27,933,040
960,943	Sprout Social, Inc.(a)	55,504,068
386,000	Twilio, Inc., Class A(a)	131,533,360
		975,906,880
	SPECIALTY REIT - 0.8%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,623,500

	TECHNOLOGY HARDWARE - 0.3%
267,000	Ciena Corporation(a)	14,610,240

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	TECHNOLOGY SERVICES - 1.6%
405,000	Verisk Analytics, Inc.	$71,559,450

	TRANSPORTATION & LOGISTICS - 2.3%
333,000	Old Dominion Freight Line, Inc.	80,056,530
220,000	XPO Logistics, Inc.(a)	27,126,000
		107,182,530
	WHOLESALE - DISCRETIONARY - 1.8%
237,000	Pool Corporation	81,821,880

	TOTAL COMMON STOCKS (Cost $2,189,124,194)	4,256,253,738

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(d),(e),(f),(g)	3,957,051

	TOTAL CONTINGENT VALUE RIGHTS (Cost $—)	3,957,051

Shares		Fair Value
	PREFERRED STOCKS — 1.7%
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.1%
907,378	Praxis Precision Medicines, Inc. Series C(a),(d),(g)	28,237,603
659,330	Praxis Precision Medicines, Inc. Series C1(a),(d),(g)	20,518,350
		48,755,953
	MEDICAL EQUIPMENT & DEVICES - 0.6%
179,406	Beta Bionic Series B/B2(a),(d),(e),(f),(g)	27,269,712

	TOTAL PREFERRED STOCKS (Cost $45,400,026)	76,025,665

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.3%
	ASSET MANAGEMENT — 1.3%
27,570,000	Calvert Impact Capital, Inc.(d)	0.5000	11/15/21	$27,570,000
15,000,000	Calvert Impact Capital, Inc.(d)	1.7500	11/15/21	15,000,000
15,000,000	Calvert Impact Capital, Inc.(d)	1.0000	11/15/22	15,000,000
				57,570,000
	TOTAL CORPORATE BONDS (Cost $57,570,000)			57,570,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
10,798,737	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $10,798,737)(h)			10,798,737

	TOTAL INVESTMENTS - 96.1% (Cost $2,302,892,957)			$4,404,605,191
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%			177,531,584
	NET ASSETS - 100.0%			$4,582,136,775

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Investment in affiliate.

(d)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $137,552,716, representing 3.00% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Private investment.

(g)	Restricted security.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2021.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 82.8%
	BIOTECHNOLOGY & PHARMACEUTICALS - 72.9%
1,268,539	89bio, Inc.(a),(b)	$30,039,004
142,900	Acceleron Pharma, Inc.(a)	19,378,669
914,739	ADC Therapeutics S.A.(a)	22,328,779
317,000	Allakos, Inc.(a)	36,385,260
90,000	ALX Oncology Holdings, Inc.(a)	6,636,600
1,206,505	Annexon, Inc.(a)	33,589,099
2,299,000	Aptose Biosciences, Inc.(a)	13,736,525
214,000	Argenx S.E. - ADR(a)	58,933,460
575,648	Ascendis Pharma A/S - ADR(a)	74,189,514
411,838	Bicycle Therapeutics plc - ADR(a)	12,301,601
1,250,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	85,437,500
462,000	Blueprint Medicines Corporation(a)	44,920,260
322,944	Bolt Biotherapeutics, Inc.(a)	10,628,087
712,197	Bridgebio Pharma, Inc.(a)	43,871,335
1,783,488	Cardiff Oncology, Inc.(a)	16,515,099
2,062,433	Celldex Therapeutics, Inc.(a),(b)	42,486,120
560,000	ChemoCentryx, Inc.(a)	28,694,400
3,000,326	Chiasma, Inc.(a),(b)	9,391,020
1,083,600	Collegium Pharmaceutical, Inc.(a)	25,681,320
241,140	Crinetics Pharmaceuticals, Inc.(a)	3,684,619
491,410	Cullinan Oncology, Inc.(a)	20,477,055
200,000	Decibel Therapeutics, Inc.(a)	2,272,000
400,000	Design Therapeutics, Inc.(a)	11,960,000
1,786,522	Essa Pharma, Inc.(a),(b)	51,898,473
1,040,000	Fennec Pharmaceuticals, Inc.(a)	6,458,400
1,257,352	Freeline Therapeutics Holdings plc - ADR(a)	15,465,430
2,473,000	Immunovant, Inc.(a)	39,666,920
3,450,000	Kala Pharmaceuticals, Inc.(a),(b)	23,253,000
1,373,000	KalVista Pharmaceuticals, Inc.(a),(b)	35,272,370
971,077	Karuna Therapeutics, Inc.(a)	116,752,587
427,414	Keros Therapeutics, Inc.(a)	26,307,332
1,617,573	Kura Oncology, Inc.(a)	45,728,789
129,471	Mirati Therapeutics, Inc.(a)	22,178,382
474,000	Neurocrine Biosciences, Inc.(a)	46,096,500

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 72.9% (Continued)
1,200,000	Nurix Therapeutics, Inc.(a)	$37,308,000
101,000	Olink Holding A.B. - ADR(a)	3,636,000
430,000	ORIC Pharmaceuticals, Inc.(a)	10,535,000
500,000	Pharvaris BV(a)	14,030,000
921,000	Pliant Therapeutics, Inc.(a)	36,222,930
50,000	Praxis Precision Medicines, Inc.(a)	1,638,000
1,250,000	Prometheus Biosciences, Inc.(a)	22,825,000
280,644	Sarepta Therapeutics, Inc.(a)	20,916,397
371,384	Silverback Therapeutics, Inc.(a)	16,203,484
1,081,868	Solid Biosciences, Inc.(a)	5,982,730
2,370,975	Sutro Biopharma, Inc.(a),(b)	53,963,391
2,016,993	Syndax Pharmaceuticals, Inc.(a)	45,099,963
7,659,000	Trillium Therapeutics, Inc.(a),(b)	82,257,660
505,000	Turning Point Therapeutics, Inc.(a)	47,767,950
506,000	Xencor, Inc.(a)	21,788,360
1,490,000	Xenon Pharmaceuticals, Inc.(a)	26,671,000
832,000	Zentalis Pharmaceuticals, Inc.(a)	36,100,480
1,397,954	Zymeworks, Inc.(a)	44,147,387
		1,609,709,241
	HEALTH CARE FACILITIES & SERVICES - 1.0%
870,000	Sotera Health Company(a)	21,715,200

	MEDICAL EQUIPMENT & DEVICES - 8.4%
333,283	908 Devices, Inc.(a)	16,164,226
1,118,000	Butterfly Network, Inc.(a)	18,815,940
703,000	Exact Sciences Corporation(a)	92,641,340
119,000	Repligen Corporation(a)	23,134,790
651,000	Veracyte, Inc.(a)	34,991,250
		185,747,546
	SOFTWARE - 0.5%
357,360	Signify Health, Inc.(a)	10,456,354

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)

	TOTAL COMMON STOCKS (Cost $1,249,791,957)	$1,827,628,341

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	1,518,933

	TOTAL CONTINGENT VALUE RIGHTS (Cost $—)	1,518,933

Shares		Fair Value
	PREFERRED STOCKS — 10.8%
	BIOTECHNOLOGY & PHARMACEUTICALS - 10.0%
798,111	Annexon, Inc.(a),(c),(f)	21,108,440
295,276	BioSplice Therapeutics(a),(c),(d),(e),(f)	14,250,020
5,000,000	Casma Therapeutics, Inc.(a),(b),(c),(d),(e),(f)	3,562,500
721,145	Cullinan Oncology, LLC(a),(c),(e),(f)	28,547,607
2,570,925	DiCE Molecules Series C(a),(c),(d),(e),(f)	6,333,332
1,228,304	Freeline Therapeutics Ltd. Series C(a),(b),(c),(f)	14,352,732
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	5,600,000
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	9,491,525
907,379	Praxis Precision Medicines, Inc. Series C(a),(c),(f)	28,237,634
988,994	Praxis Precision Medicines, Inc. Series C1(a),(c),(f)	30,777,494
1,446,262	Prometheus Biosciences, Inc.(a),(b),(c),(e),(f)	25,088,307
1,017,770	Prometheus Biosciences, Inc.(a),(b),(c),(e),(f)	17,655,256
1,017,770	Prometheus Laboratories, Inc.(a),(b),(c),(d),(e),(f)	667,148
3,804,347	Talaris Therapeutics, Inc. Series B(a),(c),(d),(e),(f)	6,649,999
6,082,133	VectivBio A.G. Series A-2(a),(c),(d),(e),(f)	6,650,204
		218,972,198
	MEDICAL EQUIPMENT & DEVICES - 0.8%
122,828	Beta Bionic Series B/B2(a),(c),(d),(e),(f)	18,669,856

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	PREFERRED STOCKS — 10.8% (Continued)

	TOTAL PREFERRED STOCKS (Cost $151,166,692)	$237,642,054

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
3,116,924	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $3,116,924)(g)	3,116,924

	TOTAL INVESTMENTS - 93.8% (Cost $1,404,075,573)	$2,069,906,252
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%	136,865,739
	NET ASSETS - 100.0%	$2,206,771,991

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $239,160,987, representing 10.84% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2021.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.4%
	AUTO LOAN — 2.4%
2,350,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$2,375,436
1,000,000	Tesla Auto Lease Trust 2021-A(a)		1.1800	03/20/25	999,240
					3,374,676
	TOTAL ASSET BACKED SECURITIES (Cost $3,378,465)				3,374,676

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.0%(b)
69,188	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-023 Class A-1		1.5830	04/25/22	69,636

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
215,752	Fannie Mae REMICS		3.0000	08/25/36	224,068
250,000	Fannie Mae REMICS		3.0000	12/25/40	261,727
119,631	Fannie Mae REMICS		3.0000	10/25/42	125,455
					611,250
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $650,892)				680,886

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2%
	BANKING — 9.5%
2,950,000	Bank of America Corporation(c)	US0003M + 0.630%	3.4990	05/17/22	2,961,021
2,310,000	First Horizon Corporation		3.5500	05/26/23	2,442,989
2,985,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	2,991,751
2,750,000	National Bank of Canada		0.5500	11/15/24	2,743,939
2,200,000	Regions Financial Corporation		2.2500	05/18/25	2,284,183
					13,423,883
	BIOTECHNOLOGY & PHARMACEUTICALS — 1.8%
2,375,000	Zoetis, Inc.		3.2500	02/01/23	2,476,327

	COMMERCIAL SUPPORT SERVICES — 1.0%
1,350,000	Waste Management, Inc.		3.1250	03/01/25	1,450,183

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.4%
600,000	Southern Power Company		0.9000	01/15/26	$583,659

	ELECTRIC UTILITIES — 12.2%
1,050,000	AES Corporation (The)(a)		1.3750	01/15/26	1,023,860
2,150,000	Avangrid, Inc.		3.1500	12/01/24	2,312,746
2,075,000	CMS Energy Corporation		3.8750	03/01/24	2,234,215
250,000	Florida Power & Light Company		3.1250	12/01/25	269,937
1,025,000	Georgia Power Company		3.2500	04/01/26	1,109,052
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	1,084,652
2,475,000	National Rural Utilities Cooperative Finance Corporation		3.4000	11/15/23	2,638,433
625,000	NextEra Energy Capital Holdings, Inc.(c)	SOFRRATE + 0.540%	0.5500	03/01/23	626,744
1,825,000	NextEra Energy Capital Holdings, Inc.		3.1500	04/01/24	1,946,103
1,150,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	1,189,531
2,675,000	WEC Energy Group, Inc.		0.5500	09/15/23	2,670,991
					17,106,264
	ELECTRICAL EQUIPMENT — 2.7%
1,100,000	Lennox International, Inc.		1.3500	08/01/25	1,094,822
2,500,000	Roper Technologies, Inc.		3.6500	09/15/23	2,679,054
					3,773,876
	ENGINEERING & CONSTRUCTION — 0.4%
525,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	550,494

	FOOD — 1.1%
1,350,000	Conagra Brands, Inc.		4.6000	11/01/25	1,533,142

	HOME & OFFICE PRODUCTS — 0.9%
1,150,000	Tempur Sealy International, Inc.		5.5000	06/15/26	1,202,038

	HOME CONSTRUCTION — 0.5%
615,000	Meritage Homes Corporation		6.0000	06/01/25	691,491

	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
1,375,000	Lazard Group, LLC		3.7500	02/13/25	1,494,992

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.9% (Continued)
3,000,000	Morgan Stanley(c)	SOFRRATE + 0.745%	0.8640	10/21/25	$2,985,617
2,350,000	Nasdaq, Inc.		4.2500	06/01/24	2,580,840
					7,061,449
	INSURANCE — 3.6%
1,800,000	Aflac, Inc.		1.1250	03/15/26	1,785,901
2,200,000	Brown & Brown, Inc.		4.2000	09/15/24	2,420,027
750,000	Primerica, Inc.		4.7500	07/15/22	788,667
					4,994,595
	INTERNET MEDIA & SERVICES — 0.4%
500,000	VeriSign, Inc.		5.2500	04/01/25	565,338

	MACHINERY — 0.7%
1,000,000	Xylem, Inc./NY		4.8750	10/01/21	1,021,282

	REAL ESTATE INVESTMENT TRUSTS — 4.7%
775,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	855,736
1,675,000	American Tower Corporation		3.3750	05/15/24	1,795,716
1,500,000	Equinix, Inc.		1.0000	09/15/25	1,473,567
1,350,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		5.2500	07/15/24	1,396,548
1,000,000	Highwoods Realty, L.P.		3.6250	01/15/23	1,039,002
					6,560,569
	RETAIL - DISCRETIONARY — 2.8%
1,750,000	AutoZone, Inc.		2.8750	01/15/23	1,813,879
500,000	AutoZone, Inc.		3.2500	04/15/25	535,100
350,000	O’Reilly Automotive, Inc.		3.8500	06/15/23	372,081
1,200,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,229,760
					3,950,820
	SEMICONDUCTORS — 0.8%
574,000	Lam Research Corporation		3.8000	03/15/25	630,922
500,000	NVIDIA Corporation		2.2000	09/16/21	503,682
					1,134,604
	TECHNOLOGY SERVICES — 1.5%
1,325,000	Verisk Analytics, Inc.		4.0000	06/15/25	1,462,156

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	TECHNOLOGY SERVICES — 1.5% (Continued)
715,000	Visa, Inc.		0.7500	08/15/27	$686,873
					2,149,029
	TRANSPORTATION & LOGISTICS — 0.3%
400,000	JB Hunt Transport Services, Inc.		3.3000	08/15/22	413,012

	TOTAL CORPORATE BONDS (Cost $70,621,214)				70,642,055

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.3%
	MULTI-FAMILY HOUSING — 0.8%
250,000	Maine State Housing Authority		0.3000	11/15/23	249,722
500,000	New York City Housing Development Corporation		1.9300	02/01/25	518,153
100,000	New York State Housing Finance Agency		0.5000	05/01/24	99,901
250,000	New York State Housing Finance Agency		2.2000	11/01/24	254,321
					1,122,097
	OTHER — 0.4%
575,000	California Municipal Finance Authority		1.4860	11/01/22	581,332

	SINGLE-FAMILY HOUSING — 0.4%
110,000	Maryland Community Development Administration		3.2420	09/01/48	114,814
110,000	Massachusetts Housing Finance Agency		4.0000	06/01/39	117,191
250,000	Pennsylvania Housing Finance Agency		5.0000	10/01/22	267,365
					499,370
	STATE — 0.7%
200,000	State of Oregon		0.5020	05/01/22	200,880
200,000	State of Oregon		0.6550	05/01/23	201,837
300,000	State of Oregon		0.7950	05/01/24	303,321
300,000	State of Oregon		0.8950	05/01/25	301,945
					1,007,983
	TOTAL MUNICIPAL BONDS (Cost $3,166,545)				3,210,782

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	SUPRANATIONAL — 1.8%
2,300,000	European Investment Bank		2.5000	10/15/24	$2,457,867

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,472,248)				2,457,867

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4%
	AGENCY FIXED RATE — 22.4%
500,307	Fannie Mae Pool FM1944		5.5000	11/01/25	515,877
1,343,857	Fannie Mae Pool MA2785		3.0000	10/01/26	1,418,146
1,279,371	Fannie Mae Pool MA2915		3.0000	02/01/27	1,349,927
1,957,297	Fannie Mae Pool MA4264		2.0000	02/01/31	2,025,473
2,722,726	Fannie Mae Pool MA4284		1.5000	03/01/31	2,779,524
1,431,404	Fannie Mae Pool FM5377		4.0000	03/01/34	1,524,389
829,256	Fannie Mae Pool BP5770		2.0000	05/01/35	851,781
1,239,181	Fannie Mae Pool MA4074		2.0000	07/01/35	1,275,959
903,095	Fannie Mae Pool MA4111		1.5000	08/01/35	907,741
1,252,529	Fannie Mae Pool MA4095		2.0000	08/01/35	1,286,551
1,016,419	Fannie Mae Pool MA4093		2.0000	08/01/40	1,025,732
1,104,443	Freddie Mac Gold Pool G18581		2.5000	01/01/31	1,156,717
1,138,920	Freddie Mac Gold Pool J35981		2.5000	12/01/31	1,195,181
1,355,435	Freddie Mac Pool RD5030		2.0000	07/01/30	1,402,395
2,444,668	Freddie Mac Pool RD5050		2.0000	02/01/31	2,529,654
1,514,649	Freddie Mac Pool ZS9163		3.0000	09/01/33	1,607,820
810,985	Freddie Mac Pool SB8048		2.0000	06/01/35	833,014
891,258	Freddie Mac Pool SB8067		1.5000	09/01/35	895,850
2,223,649	Freddie Mac Pool QN5018		2.0000	01/01/36	2,291,732
56	Ginnie Mae I Pool 352081		7.0000	09/15/23	58
343	Ginnie Mae I Pool 335228		7.5000	12/15/23	348
450	Ginnie Mae I Pool 352837		6.5000	01/15/24	503
19	Ginnie Mae I Pool 426033		6.5000	04/15/26	21
5,386	Ginnie Mae I Pool 460203		7.0000	04/15/28	5,508
2,208,503	Ginnie Mae II Pool MA6839		2.0000	09/20/35	2,271,901
2,244,172	Ginnie Mae II Pool MA7107		2.5000	01/20/36	2,350,111

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4% (Continued)
	AGENCY FIXED RATE — 22.4% (Continued)
					$31,501,913
	AGENCY HYBRID ARMS — 0.0%(b)
22,000	Ginnie Mae II Pool 81113(c)	H15T1Y + 1.500%	2.1250	10/20/34	23,049
11,039	Ginnie Mae II Pool 82903(c)	H15T1Y + 1.500%	2.2500	08/20/41	11,563
					34,612
	AGENCY MBS OTHER — 2.1%
150,000	Fannie Mae Pool 468667		3.9400	07/01/21	150,401
680,000	Fannie Mae Pool AN7111		2.7000	12/01/24	701,463
943,955	Fannie Mae Pool AN7928		2.6700	01/01/25	1,003,085
971,016	Fannie Mae Pool AN2217		2.7100	07/01/26	1,033,690
					2,888,639
	ARMS — 0.1%
2,069	Fannie Mae Pool 791573(c)	H15T1Y + 2.170%	2.5450	08/01/34	2,074
52,040	Fannie Mae Pool 462285(c)	H15T1Y + 2.175%	2.5150	06/01/36	52,155
6,086	Freddie Mac Non Gold Pool 407172(c)	H15T1Y + 2.095%	2.4700	09/01/22	6,084
1,058	Freddie Mac Non Gold Pool 845590(c)	H15T1Y + 2.159%	2.2780	01/01/24	1,062
1,990	Freddie Mac Non Gold Pool 845965(c)	H15T1Y + 2.421%	2.6480	01/01/24	1,992
1,515	Ginnie Mae II Pool 8062(c)	H15T1Y + 1.500%	2.1250	10/20/22	1,524
1,382	Ginnie Mae II Pool 8228(c)	H15T1Y + 1.500%	2.2500	07/20/23	1,405
1,351	Ginnie Mae II Pool 8259(c)	H15T1Y + 1.500%	2.2500	08/20/23	1,374
1,126	Ginnie Mae II Pool 8375(c)	H15T1Y + 1.500%	3.0000	02/20/24	1,151
1,165	Ginnie Mae II Pool 8395(c)	H15T1Y + 1.500%	3.0000	03/20/24	1,188
624	Ginnie Mae II Pool 8410(c)	H15T1Y + 1.500%	2.8750	04/20/24	634
1,550	Ginnie Mae II Pool 8421(c)	H15T1Y + 1.500%	2.8750	05/20/24	1,586
2,079	Ginnie Mae II Pool 8503(c)	H15T1Y + 1.500%	2.2500	09/20/24	2,125
1,213	Ginnie Mae II Pool 8502(c)	H15T1Y + 1.500%	2.2500	09/20/24	1,232
1,489	Ginnie Mae II Pool 8565(c)	H15T1Y + 1.500%	2.1250	12/20/24	1,518
3,465	Ginnie Mae II Pool 8567(c)	H15T1Y + 1.500%	2.5000	12/20/24	3,505
7,063	Ginnie Mae II Pool 8595(c)	H15T1Y + 1.500%	3.0000	02/20/25	7,234
1,623	Ginnie Mae II Pool 8660(c)	H15T1Y + 1.500%	2.2500	07/20/25	1,674
15,339	Ginnie Mae II Pool 80524(c)	H15T1Y + 1.500%	2.2500	07/20/31	16,005
18,913	Ginnie Mae II Pool 80569(c)	H15T1Y + 1.500%	3.0000	01/20/32	19,788
2,340	Ginnie Mae II Pool 80659(c)	H15T1Y + 1.500%	2.1250	12/20/32	2,446
					127,756

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 9.8%
1,800,000	Federal Home Loan Mortgage Corporation		0.2500	08/24/23	$1,800,963
1,250,000	Federal Home Loan Mortgage Corporation		0.3000	09/28/23	1,250,562
750,000	Federal Home Loan Mortgage Corporation		0.3200	11/02/23	749,535
1,000,000	Federal Home Loan Mortgage Corporation		0.3750	02/12/24	999,273
1,500,000	Federal Home Loan Mortgage Corporation		0.4000	02/26/24	1,497,341
1,650,000	Federal Home Loan Mortgage Corporation		0.3750	03/25/24	1,647,029
500,000	Federal Home Loan Mortgage Corporation		1.5000	02/12/25	516,885
2,000,000	Federal Home Loan Mortgage Corporation		0.6500	10/27/25	1,977,103
1,000,000	Federal National Mortgage Association		0.4200	07/27/23	1,000,285
1,250,000	Federal National Mortgage Association		0.3750	08/24/23	1,250,618
1,000,000	Federal National Mortgage Association		0.3100	02/02/24	999,136
					13,688,730
	GOVERNMENT SPONSORED — 5.0%
1,300,000	Federal Farm Credit Banks Funding Corporation		0.3700	04/13/23	1,299,484
1,750,000	Federal Farm Credit Banks Funding Corporation		0.2100	12/28/23	1,746,454
1,500,000	Federal Farm Credit Banks Funding Corporation		0.3000	03/28/24	1,497,494
2,500,000	Federal Farm Credit Banks Funding Corporation		0.4800	03/03/25	2,485,015
					7,028,447
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,506,017)				55,270,097

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
422,852	First American Government Obligations Fund, Class U, 0.04% (Cost $422,852)(d)				422,852

	TOTAL INVESTMENTS - 96.9% (Cost $136,218,233)				$136,059,215
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%				4,350,029
	NET ASSETS - 100.0%				$140,409,244

LLC	- Limited Liability Company

LP	- Limited Partnership

REMIC	- Real Estate Mortgage Investment Conduit

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 5,159,673 or 3.7% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2021.

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 46.4%
	APPAREL & TEXTILE PRODUCTS - 0.9%
31,600	VF Corporation	$2,525,472

	AUTOMOTIVE - 1.8%
57,100	Magna International, Inc.	5,027,084

	BANKING - 8.9%
412,400	First Horizon Corporation	6,973,684
48,200	First Republic Bank	8,037,351
18,000	Signature Bank	4,069,800
142,700	Synovus Financial Corporation	6,528,525
		25,609,360
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.3%
6,100	Zoetis, Inc.	960,628

	DIVERSIFIED INDUSTRIALS - 1.9%
87,500	Pentair plc	5,453,000

	ELECTRIC UTILITIES - 5.5%
89,679	Brookfield Renewable Corporation	4,196,977
149,200	Clearway Energy, Inc.	4,198,488
98,200	NextEra Energy Partners, L.P.	7,156,816
		15,552,281
	ELECTRICAL EQUIPMENT - 3.1%
7,100	Roper Technologies, Inc.	2,863,714
35,600	Trane Technologies plc	5,893,936
		8,757,650
	GAS & WATER UTILITIES - 0.6%
12,300	American Water Works Company, Inc.	1,844,016

	HOME CONSTRUCTION - 2.1%
67,200	DR Horton, Inc.	5,988,864

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 46.4% (Continued)
	INDUSTRIAL REIT - 2.1%
57,000	Prologis, Inc.	$6,042,000

	INFRASTRUCTURE REIT - 2.9%
37,300	Crown Castle International Corporation	6,420,449
6,166	SBA Communications Corporation	1,711,373
		8,131,822
	MACHINERY - 0.7%
10,100	IDEX Corporation	2,114,132

	MEDICAL EQUIPMENT & DEVICES - 4.3%
50,400	Agilent Technologies, Inc.	6,407,856
29,400	STERIS plc	5,600,112
		12,007,968
	OFFICE REIT - 0.7%
11,500	Alexandria Real Estate Equities, Inc.	1,889,450

	RESIDENTIAL REIT - 0.5%
24,600	Equity LifeStyle Properties, Inc.	1,565,544

	RETAIL - DISCRETIONARY - 1.2%
18,200	Lowe’s Companies, Inc.	3,461,276

	SEMICONDUCTORS - 4.7%
36,000	Entegris, Inc.	4,024,800
12,600	KLA Corporation	4,163,040
43,100	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,097,868
		13,285,708
	SPECIALTY REIT - 0.5%
25,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402,500

	TECHNOLOGY HARDWARE - 0.4%
8,600	Garmin Ltd.	1,133,910

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	COMMON STOCKS — 46.4% (Continued)
	TECHNOLOGY SERVICES - 0.7%
4,700	MSCI, Inc.			$1,970,616

	TRANSPORTATION & LOGISTICS - 1.1%
12,585	Old Dominion Freight Line, Inc.			3,025,560

	WHOLESALE - CONSUMER STAPLES - 1.0%
34,500	Sysco Corporation			2,716,530

	WHOLESALE - DISCRETIONARY - 0.5%
4,200	Pool Corporation			1,450,008

	TOTAL COMMON STOCKS (Cost $101,810,699)			131,915,379

Shares				Fair Value
	PREFERRED STOCKS — 2.2%
	AUTOMOTIVE - 2.2%
39,700	Aptiv plc			6,282,525

	TOTAL PREFERRED STOCKS (Cost $5,413,035)			6,282,525

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.7%
	AUTO LOAN — 0.7%
1,425,000	CarMax Auto Owner Trust 2020-4	1.3000	08/17/26	1,440,424
665,000	Tesla Auto Lease Trust 2021-A(b)	0.5600	03/20/25	664,923
				2,105,347
	TOTAL ASSET BACKED SECURITIES (Cost $2,107,387)			2,105,347

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
	CMBS — 0.7%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.9390	04/25/29	1,080,224

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7% (Continued)
	CMBS — 0.7% (Continued)
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K-G02 A-2(b)	2.4120	08/25/29	$1,043,540
				2,123,764
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,051,045)			2,123,764

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 13.0%
	BIOTECHNOLOGY & PHARMACEUTICALS — 1.3%
2,530,000	Bridgebio Pharma, Inc.(a)	2.2500	02/01/29	2,415,894
960,000	Neurocrine Biosciences, Inc.	2.2500	05/15/24	1,300,200
				3,716,094
	E-COMMERCE DISCRETIONARY — 1.6%
4,375,000	Wayfair, Inc.(a)	0.6250	10/01/25	4,692,188

	INTERNET MEDIA & SERVICES — 1.0%
2,300,000	Fiverr International Ltd.(a)	—	11/01/25	2,882,130

	MEDICAL EQUIPMENT & DEVICES — 2.1%
1,773,000	Exact Sciences Corporation	1.0000	01/15/25	3,327,700
2,100,000	Exact Sciences Corporation	0.3750	03/01/28	2,719,500
				6,047,200
	RENEWABLE ENERGY — 1.3%
4,100,000	Enphase Energy, Inc.(a)	—	03/01/26	3,845,800

	SOFTWARE — 5.7%
2,140,000	Five9, Inc.(a)	0.5000	06/01/25	2,867,600
2,640,000	Okta, Inc.(a)	0.3750	06/15/26	3,092,100
4,313,000	Palo Alto Networks, Inc.	0.7500	07/01/23	5,712,568
3,940,000	RingCentral, Inc.		03/01/25	4,336,462
				16,008,730
	TOTAL CONVERTIBLE BONDS (Cost $35,467,225)			37,192,142

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.4%
	ASSET MANAGEMENT — 1.0%
1,800,000	Calvert Impact Capital, Inc.(c)		0.5000	11/15/21	$1,800,000
1,000,000	Hercules Capital, Inc.		4.6250	10/23/22	1,018,522
					2,818,522
	AUTOMOTIVE — 0.2%
670,000	BorgWarner, Inc.		2.6500	07/01/27	695,895

	BANKING — 2.8%
1,200,000	Bank of America Corporation(b)	US0003M + 0.630%	3.4990	05/17/22	1,204,483
575,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	603,118
1,300,000	First Horizon Corporation		3.5500	05/26/23	1,374,842
1,800,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	1,804,070
1,625,000	National Bank of Canada		0.5500	11/15/24	1,621,419
925,000	Regions Financial Corporation		2.2500	05/18/25	960,395
					7,568,327
	BIOTECHNOLOGY & PHARMACEUTICALS — 0.4%
1,000,000	Zoetis, Inc.		3.2500	02/01/23	1,042,664

	CONTAINERS & PACKAGING — 0.2%
650,000	TriMas Corporation(a)		4.1250	04/15/29	650,813

	ELEC & GAS MARKETING & TRADING — 0.3%
1,000,000	Southern Power Company		0.9000	01/15/26	972,765

	ELECTRIC UTILITIES — 3.3%
735,000	AES Corporation (The)(a)		1.3750	01/15/26	716,702
1,000,000	Avangrid, Inc.		3.1500	12/01/24	1,075,696
850,000	CMS Energy Corporation		3.8750	03/01/24	915,220
350,000	Duke Energy Carolinas, LLC		3.3500	05/15/22	361,882
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	612,337
1,100,000	MidAmerican Energy Company		3.1000	05/01/27	1,193,117
925,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	833,683
315,000	NextEra Energy Capital Holdings, Inc.(b)	SOFRRATE + 0.540%	0.5500	03/01/23	315,879
1,325,000	NextEra Energy Capital Holdings, Inc.		3.1500	04/01/24	1,412,924

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.4% (Continued)
	ELECTRIC UTILITIES — 3.3% (Continued)
700,000	TerraForm Power Operating, LLC(a)	5.0000	01/31/28	$756,648
1,210,000	WEC Energy Group, Inc.	0.5500	09/15/23	1,208,187
				9,402,275
	ELECTRICAL EQUIPMENT — 0.7%
975,000	Lennox International, Inc.	1.3500	08/01/25	970,410
1,150,000	Roper Technologies, Inc.	3.8000	12/15/26	1,277,489
				2,247,899
	ENGINEERING & CONSTRUCTION — 0.5%
675,000	Installed Building Products, Inc.(a)	5.7500	02/01/28	707,778
700,000	MasTec, Inc.(a)	4.5000	08/15/28	727,125
				1,434,903
	FOOD — 0.2%
400,000	Conagra Brands, Inc.	4.8500	11/01/28	465,852

	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
775,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	754,656

	HEALTH CARE FACILITIES & SERVICES — 0.3%
750,000	Molina Healthcare, Inc.(a)	4.3750	06/15/28	772,470

	HOME & OFFICE PRODUCTS — 0.3%
725,000	Tempur Sealy International, Inc.	5.5000	06/15/26	757,806

	HOME CONSTRUCTION — 0.5%
600,000	KB Home	6.8750	06/15/27	704,334
675,000	Meritage Homes Corporation	6.0000	06/01/25	758,954
				1,463,288
	INDUSTRIAL SUPPORT SERVICES — 0.5%
500,000	Ashtead Capital, Inc.(a)	4.1250	08/15/25	514,165
800,000	United Rentals North America, Inc.	5.8750	09/15/26	838,528
				1,352,693
	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
750,000	Lazard Group, LLC	3.7500	02/13/25	815,450

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.2% (Continued)
1,650,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	$1,642,089
1,000,000	Nasdaq, Inc.		4.2500	06/01/24	1,098,230
					3,555,769
	INSURANCE — 1.2%
300,000	Aflac, Inc.		3.2500	03/17/25	323,313
1,015,000	Aflac, Inc.		1.1250	03/15/26	1,007,050
1,200,000	Brown & Brown, Inc.		4.2000	09/15/24	1,320,015
750,000	Reinsurance Group of America, Inc.		3.9500	09/15/26	835,521
					3,485,899
	INTERNET MEDIA & SERVICES — 0.3%
775,000	VeriSign, Inc.		5.2500	04/01/25	876,273

	MACHINERY — 0.6%
700,000	Mueller Water Products, Inc.(a)		5.5000	06/15/26	725,907
875,000	Xylem, Inc.		1.9500	01/30/28	874,000
					1,599,907
	MEDICAL EQUIPMENT & DEVICES — 0.1%
400,000	Hill-Rom Holdings, Inc.(a)		4.3750	09/15/27	413,000

	REAL ESTATE INVESTMENT TRUSTS — 2.2%
975,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,076,572
625,000	American Tower Corporation		0.6000	01/15/24	623,805
425,000	AvalonBay Communities, Inc.		2.9500	05/11/26	455,606
375,000	Crown Castle International Corporation		3.6500	09/01/27	408,998
1,000,000	Equinix, Inc.		1.0000	09/15/25	982,379
900,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		5.2500	07/15/24	931,032
144,000	Highwoods Realty, L.P.		3.2000	06/15/21	144,108
985,000	Prologis, L.P.		1.2500	10/15/30	893,858
750,000	Welltower, Inc.		2.7000	02/15/27	782,410
					6,298,768
	RETAIL - DISCRETIONARY — 0.3%
825,000	Penske Automotive Group, Inc.		3.5000	09/01/25	845,460

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.4% (Continued)
	SEMICONDUCTORS — 0.4%
675,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	$731,531
625,000	Synaptics, Inc.(a)		4.0000	06/15/29	621,750
					1,353,281
	SOFTWARE — 0.3%
700,000	Open Text Corporation(a)		5.8750	06/01/26	725,550

	TECHNOLOGY SERVICES — 0.3%
900,000	Visa, Inc.		0.7500	08/15/27	864,596

	TOTAL CORPORATE BONDS (Cost $52,282,839)				52,419,331

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.3%
	COUNTY — 0.1%
150,000	City & County of Honolulu, HI		2.5180	10/01/26	159,663

	GOVERNMENT LEASE — 0.3%
1,000,000	California Health Facilities Financing Authority		1.8960	06/01/21	1,002,659

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation		1.3500	11/01/26	513,462
100,000	New York State Housing Finance Agency		0.6500	05/01/25	99,502
					612,964
	OTHER — 0.2%
425,000	California Municipal Finance Authority		1.4860	11/01/22	429,680

	RESOURCE RECOVERY — 0.0%(d)
100,000	City of Napa, CA Solid Waste Revenue		2.3300	08/01/25	105,006

	SINGLE-FAMILY HOUSING — 0.1%
200,000	Pennsylvania Housing Finance Agency		5.0000	04/01/23	218,234

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.3% (Continued)
	STATE — 0.3% (Continued)
200,000	State of Oregon	0.8950	05/01/25	$201,297
250,000	State of Oregon	1.1850	05/01/26	252,251
500,000	State of Oregon	1.3150	05/01/27	501,774
				955,322
	WATER AND SEWER — 0.1%
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	215,974

	TOTAL MUNICIPAL BONDS (Cost $3,645,133)			3,699,502

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.5%
	SUPRANATIONAL — 0.5%
1,325,000	European Investment Bank	2.5000	10/15/24	1,415,945

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,400,611)			1,415,945

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.6%
	AGENCY FIXED RATE — 6.6%
376,325	Fannie Mae Pool FM1944	5.5000	11/01/25	388,036
719,646	Fannie Mae Pool MA2915	3.0000	02/01/27	759,334
1,470,448	Fannie Mae Pool MA4263	1.5000	02/01/31	1,501,115
1,534,627	Fannie Mae Pool MA4284	1.5000	03/01/31	1,566,640
1,003,229	Fannie Mae Pool FM3333	2.0000	06/01/35	1,030,480
835,019	Fannie Mae Pool MA4095	2.0000	08/01/35	857,701
1,175,705	Fannie Mae Pool MA4154	1.5000	10/01/35	1,181,770
823,760	Fannie Mae Pool BM5466	2.5000	10/01/43	852,432
119,383	Fannie Mae Pool AL7767	4.5000	06/01/44	133,751
713,229	Fannie Mae Pool BM5975	3.0000	12/01/45	758,059
671,596	Fannie Mae Pool MA2806	3.0000	11/01/46	709,728
626,171	Fannie Mae Pool BM5976	3.0000	02/01/47	665,401
1,244,704	Fannie Mae Pool BP5878	2.5000	06/01/50	1,278,208
1,514,873	Fannie Mae Pool MA4096	2.5000	08/01/50	1,555,344

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.6% (Continued)
	AGENCY FIXED RATE — 6.6% (Continued)
1,000,000	Fannie Mae Pool MA4306	2.5000	04/01/51	$1,026,716
160,692	Freddie Mac Gold Pool G16544	4.0000	05/01/32	171,388
1,234,158	Freddie Mac Pool ZS9163	3.0000	09/01/33	1,310,076
1,014,634	Freddie Mac Pool SD8089	2.5000	07/01/50	1,041,741
1,328,525	Freddie Mac Pool SD8122	2.5000	01/01/51	1,364,018
698,564	Ginnie Mae II Pool MA3375	3.0000	01/20/46	739,880
				18,891,818
	GOVERNMENT OWNED, NO GUARANTEE — 2.7%
625,000	Federal Home Loan Mortgage Corporation	0.3200	11/02/23	624,613
1,000,000	Federal Home Loan Mortgage Corporation	0.3000	12/29/23	999,155
1,350,000	Federal Home Loan Mortgage Corporation	1.5000	02/12/25	1,395,590
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	988,552
1,000,000	Federal National Mortgage Association	0.3400	08/25/23	1,000,355
1,000,000	Federal National Mortgage Association	0.3100	02/02/24	999,136
1,000,000	Federal National Mortgage Association	0.5000	06/17/25	990,434
500,000	Federal National Mortgage Association	1.8750	09/24/26	522,074
				7,519,909
	GOVERNMENT SPONSORED — 0.3%
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	994,006

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $27,390,594)			27,405,733

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
102,080	Fidelity Government Portfolio, Institutional Class, 0.01%(e)			102,080
8,468,467	First American Government Obligations Fund, Class U, 0.04%(e)			8,468,467
	TOTAL MONEY MARKET FUNDS (Cost $8,570,547)			8,570,547

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,570,547)			8,570,547

	TOTAL INVESTMENTS - 95.8% (Cost $240,139,115)			$273,130,215
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%			11,889,195
	NET ASSETS - 100.0%			$285,019,410

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is $30,209,762 or 10.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $1,800,000, representing 0.63% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2021.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Eventide Core Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,780,740	$—	$2,780,740
Corporate Bonds	—	63,587,280	—	63,587,280
Municipal Bonds	—	1,333,119	—	1,333,119
Non U.S. Government & Agencies	—	1,816,685	—	1,816,685
U.S. Government & Agencies	—	37,789,090	—	37,789,090
Short-Term Investments	1,145,986	—	—	1,145,986
Total	$1,145,986	$107,306,914	$—	$108,452,900

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Eventide Dividend Opportunities Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$212,472,792	$—	$—	$212,472,792
Preferred Stocks	6,187,575	—	—	6,187,575
Convertible Bonds	—	3,336,514	—	3,336,514
Corporate Bonds	—	1,100,000	—	1,100,000
Short-Term Investments	929,502	—	—	929,502
Total	$219,589,869	$4,436,514	$—	$224,026,383

Eventide Exponential Technologies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$83,319,535	$—	$—	$83,319,535
Corporate Bonds	—	318,000	—	318,000
Short-Term Investments	50,002	—	—	50,002
Equity Options Purchased	81,930	—	—	81,930
Total	$83,451,467	$318,000	$—	$83,769,467

Eventide Gilead Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$4,256,253,738	$—	$—	$4,256,253,738
Contingent Value Rights	—	—	3,957,051	3,957,051
Preferred Stocks	—	48,755,953	27,269,712	76,025,665
Corporate Bonds	—	57,570,000	—	57,570,000
Short-Term Investments	10,798,737	—	—	10,798,737
Total	$4,267,052,475	$106,325,953	$31,226,763	$4,404,605,191

Eventide Healthcare & Life Sciences Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,827,628,341	$—	$—	$1,827,628,341
Contingent Value Rights	—	—	1,518,933	1,518,933
Preferred Stocks	—	165,767,470	71,874,584	237,642,054
Short-Term Investments	3,116,924	—	—	3,116,924
Total	$1,830,745,265	$165,767,470	$73,393,517	$2,069,906,252

Eventide Limited-Term Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,374,676	$—	$3,374,676
Collateralized Mortgage Obligations	—	680,886	—	680,886
Corporate Bonds	—	70,642,055	—	70,642,055
Municipal Bonds	—	3,210,782	—	3,210,782
Non U.S. Government & Agencies	—	2,457,867	—	2,457,867
U.S. Government & Agencies	—	55,270,097	—	55,270,097
Short-Term Investments	422,852	—	—	422,852
Total	$422,852	$135,636,363	$—	$136,059,215

Eventide Multi-Asset Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$131,915,379	$—	$—	$131,915,379
Preferred Stocks	6,282,525	—	—	6,282,525
Asset Backed Securities	—	2,105,347	—	2,105,347
Collateralized Mortgage Obligations	—	2,123,764	—	2,123,764
Convertible Bonds	—	37,192,142	—	37,192,142
Corporate Bonds	—	52,419,331	—	52,419,331
Municipal Bonds	—	3,699,502	—	3,699,502
Non U.S. Government & Agencies	—	1,415,945	—	1,415,945
U.S. Government & Agencies	—	27,405,733	—	27,405,733
Short-Term Investments	8,570,547	—	—	8,570,547
Total	$146,768,451	$126,361,764	$—	$273,130,215

*	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Contingent Value Rights	Preferred Stock	Total
Beginning Balance 6/30/2020	$3,424,532	$36,769,714	$40,194,246
Total realized gain (loss)	—	—	—
Appreciation (Depreciation)	532,519	—	532,519
Cost of Purchases	—	—	—
Proceeds from Sales	—	—	—
Net transfers in/out of level 3	—	(9,500,002)	(9,500,002)
Ending Balance 3/31/2021	$3,957,051	$27,269,712	$31,226,763

Eventide Healthcare & Life Sciences Fund

	Contingent Value Rights	Preferred Stock	Total
Beginning Balance 6/30/2020	$1,314,523	$67,723,882	$69,038,405
Total realized gain (loss)	—	—	—
Appreciation (Depreciation)	204,410	(218,243)	(13,833)
Cost of Purchases	—	40,118,947	40,118,947
Proceeds from Sales	—	—	—
Net transfers in/out of level 3	—	(35,750,002)	(35,750,002)
Ending Balance 3/31/2021	$1,518,933	$71,874,584	$73,393,517

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B/B2, BioSplice Therapeutics, Casma Therapeutics, Inc., DiCE Molecules Series C, Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Prometheus Laboratories, Inc., Talaris Therapeutics, Inc. Series B and VectivBio A.G. Series A-2 preferred stocks are as follows (1) recent investor transactions in the companies (2) updates from the companies including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. contingent value rights are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at March 31, 2021	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.99	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value
		5% Liquidity Risk 5% Deal Risk	Increase (Decrease) in Credit Risk/ Liquidity Risk equals Decrease (Increase) in value

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for two preferred stocks. Level 2 valuations became available based on the Fund receiving daily valuations via the underlying common stock.

The notional value of the derivative instruments disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2021 is a reflection of the volume of derivative activity for the respective Fund.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Option Risk - There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. During the period ended March 31, 2021, the Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund had realized gain or loss of $54,085, $(6,702,200) and $(3,867,500) from options contracts, respectively.

Investment in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation /
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Eventide Core Bond Fund	$111,765,982	$18,092	$(3,331,174)	$(3,313,082)
Eventide Dividend Opportunities Fund	188,111,345	36,940,949	(1,025,911)	35,915,038
Eventide Exponential Technologies Fund	74,635,096	10,803,905	(1,669,534)	9,134,371
Eventide Gilead Fund	2,300,858,554	2,166,699,227	(62,952,590)	2,103,746,637
Eventide Healthcare & Life Sciences Fund	1,426,408,582	754,860,402	(111,362,732)	643,497,670
Eventide Limited-Term Bond Fund	136,218,233	500,220	(659,238)	(159,018)
Eventide Multi-Asset Fund	239,655,064	35,328,675	(1,853,524)	33,475,151